Share Capital (Details) - Schedule of stock option activity	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Stock options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding	82,585	65,448	59,172
Weighted Average Exercise Price, Outstanding	$ 52.34	$ 49.00	$ 48.56
Number of Stock Options, Granted	279,190	17,655	15,241
Weighted Average Exercise Price, Granted	$ 6.47	$ 59.01	$ 55.98
Number of Stock Options, Expired (in Shares) | shares	(33,707)	(518)
Weighted Average Exercise Price, Expired	$ 39.79	$ 65.57
Number of Stock Options, Exercised			(8,965)
Weighted Average Exercise Price, Exercised			$ 35.83
Number of Stock Options, Outstanding	328,068	82,585	65,448
Weighted Average Exercise Price, Outstanding	$ 14.66	$ 52.34	$ 49.00
Agent options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding	6,597	8,050	9,593
Weighted Average Exercise Price, Outstanding	$ 50.53	$ 47.91	$ 45.10
Number of Stock Options, Granted	445,926	5,025	1,572
Weighted Average Exercise Price, Granted	$ 7.36	$ 45.58	$ 67.18
Number of Stock Options, Expired (in Shares) | shares		(810)	(382)
Weighted Average Exercise Price, Expired		$ 53.00	$ 39.19
Number of Stock Options, Exercised		(5,668)	(2,733)
Weighted Average Exercise Price, Exercised		$ 43.71	$ 40.31
Number of Stock Options, Outstanding	452,523	6,597	8,050
Weighted Average Exercise Price, Outstanding	$ 8.02	$ 50.53	$ 47.91
Share purchase warrant [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding	111,999	149,674	172,954
Weighted Average Exercise Price, Outstanding	$ 59.02	$ 60.16	$ 62.44
Number of Stock Options, Granted	3,479,534	80,110	31,888
Weighted Average Exercise Price, Granted	$ 8.96	$ 54.64	$ 67.18
Number of Stock Options, Expired (in Shares) | shares		(36,920)	(36,900)
Weighted Average Exercise Price, Expired		$ 73.22	$ 74.73
Number of Stock Options, Exercised		(80,865)	(18,268)
Weighted Average Exercise Price, Exercised		$ 54.64	$ 55.98
Number of Stock Options, Outstanding	3,591,533	111,999	149,674
Weighted Average Exercise Price, Outstanding	$ 10.55	$ 59.02	$ 60.16